COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Disclosure of future minimum purchase obligations under arrangements
Future minimum purchase obligations under these supplier and sponsorship arrangements at December 31, 2025 are presented below.

	At December 31, 2025
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	158,131	107,059	73,857	334	339,381